Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 25, 2011
Current assets:
Cash and cash equivalents	$ 36,802	$ 23,108
Accounts receivable (less allowance for doubtful accounts 2012 - $1,742; 2011 - $2,023)	58,486	58,587
Other	18,493	17,424
Assets of discontinued operations	670	331,784
Total current assets	114,451	430,903
Other assets	45,462	28,277
Property, plant and equipment, at cost:
Land	16,414	16,414
Buildings	110,676	115,517
Machinery and equipment	230,479	240,993
Construction in progress	6,765	1,084
Accumulated depreciation	(198,229)	(197,187)
Net property, plant and equipment	166,105	176,821
FCC licenses and other intangibles - net	200,254	202,891
Excess of cost over fair value of net identifiable assets of acquired businesses	247,149	247,149
Total assets	773,421	1,086,041
Current liabilities:
Accounts payable	11,669	16,527
Accrued expenses and other liabilities	64,362	46,472
Liabilities of discontinued operations	467	38,716
Total current liabilities	76,498	101,715
Long-term debt	295,721	658,199
Retirement, postretirement, and postemployment plans	242,309	223,132
Deferred income taxes	58,865	45,954
Other liabilities and deferred credits	18,786	23,088
Stockholders' equity (deficit):
Preferred stock ($5 cumulative convertible), par value $5 per share: authorized 5,000,000 shares; none outstanding	0	0
Common stock, par value $5 per share:
Additional paid-in capital	23,024	28,711
Accumulated other comprehensive loss:
Pension and postretirement	(219,656)	(185,116)
Retained earnings (accumulated deficit)	(118,411)	74,871
Total stockholders' equity (deficit)	(176,224)	33,953
Total liabilities and stockholders' equity (deficit)	773,421	1,086,041
Common Class A [Member]
Common stock, par value $5 per share:
Common stock, issued value	136,076	112,744
Common Class B [Member]
Common stock, par value $5 per share:
Common stock, issued value	2,743	2,743
Related Party [Member]
Current liabilities:
Long-term debt	$ 257,466